FINANCIAL RISK MANAGEMENT (Details) - Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt securities:
Government securities		£ 34,708	£ 48,714
Bank and building society certificates of deposit		167	142
Asset-backed securities:
Mortgage-backed securities		1,156	108
Other asset-backed securities		255	317
		40,901	55,311
Corporate and other debt securities		4,615	6,030
Total held as available-for-sale financial assets		42,098	56,524
Financial assets available-for-sale, category [member]
Asset-backed securities:
Total held as available-for-sale financial assets		42,098	56,524
Excluding equity share [Member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities		34,708	48,714
Bank and building society certificates of deposit		167	142
Asset-backed securities:
Mortgage-backed securities		1,156	108
Other asset-backed securities		255	317
		1,411	425
Corporate and other debt securities		4,615	6,030
Total held as available-for-sale financial assets		40,901	55,311
Excluding equity share [Member] | Investment Grade [Member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities	[1]	34,708	48,714
Bank and building society certificates of deposit	[1]	167	142
Asset-backed securities:
Mortgage-backed securities	[1]	1,156	108
Other asset-backed securities	[1]	235	312
	[1]	1,391	420
Corporate and other debt securities	[1]	4,250	6,030
Total held as available-for-sale financial assets	[1]	40,516	55,306
Excluding equity share [Member] | Other [Member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities	[2]
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]
Other asset-backed securities	[2]	20	5
	[2]	20	5
Corporate and other debt securities	[2]	365
Total held as available-for-sale financial assets	[2]	£ 385	£ 5

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2017: 9 million; 2016: 5 million) and not rated (2017: 376 million; 2016: nil).